INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
6.	INVENTORIES

(a)	Inventories – current

	December 31, 2018	December 31, 2017
Concentrate	$1,094	$2,179
Ore stockpile	913	715
Materials and supplies	2,818	2,396
Silver bullion	3	4
	$4,828	$5,294

Inventories are recorded at net realizable value.

During the year ended December 31, 2018, the amount of inventory recognized as cost of sales was $45,921 (2017 – $41,208), which includes production costs and amortization and depletion directly attributable to the inventory production process.

(b)	Inventories – non-current

Non-current inventories arise from the acquisition of Coricancha (note 9(a)) and consist of materials and supplies of $1,420 as of December 31, 2018 (December 31, 2017 – $1,580).